Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 4.7%
Computershare Ltd.	521,142	$ 8,867,014
National Australia Bank Ltd.	421,920	9,524,066

		18,391,080

Austria - 2.3%
Erste Group Bank AG	200,746	8,944,539

China - 3.5%
ANTA Sports Products Ltd.	494,881	5,260,588
BYD Co. Ltd., Class H	139,500	3,593,147
Zijin Mining Group Co. Ltd., Class H	2,306,925	4,603,888

		13,457,623

Denmark - 3.9%
Novo Nordisk AS, Class B	118,913	15,253,370

Finland - 1.4%
Metso OYJ	470,151	5,581,982

France - 10.9%
LVMH Moet Hennessy Louis Vuitton SE	13,053	11,740,353
Sanofi SA	100,988	9,910,173
TotalEnergies SE	174,278	11,933,617
Vinci SA	70,619	9,048,004

		42,632,147

Germany - 3.5%
Bayerische Motoren Werke AG	52,843	6,097,754
Merck KGaA	42,422	7,487,476

		13,585,230

Ireland - 7.3%
CRH PLC	67,224	5,793,337
ICON PLC (A)	18,961	6,369,948
Kingspan Group PLC	66,646	6,072,761
Smurfit Kappa Group PLC	220,079	10,036,259

		28,272,305

Israel - 3.0%
Bank Leumi Le-Israel BM	486,838	4,047,660
Nice Ltd., ADR (A) (B)	29,403	7,663,010

		11,710,670

Italy - 1.3%
Prysmian SpA	98,264	5,129,926

Japan - 20.5%
Asahi Group Holdings Ltd.	266,998	9,778,286
Hoya Corp.	43,900	5,462,125
ITOCHU Corp. (B)	214,754	9,170,101
MatsukiyoCocokara & Co.	516,498	8,272,225
Mitsubishi Corp.	400,052	9,204,526
Open House Group Co. Ltd.	139,149	4,488,470
Pan Pacific International Holdings Corp.	376,156	9,951,809
Shin-Etsu Chemical Co. Ltd.	187,600	8,186,587
Tokyo Electron Ltd.	37,503	9,726,303
Toyota Motor Corp.	232,400	5,843,007

		80,083,439

Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O	637,751	6,784,940

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 5.8%
ASML Holding NV	13,226	$ 12,730,685
Wolters Kluwer NV	63,572	9,958,490

		22,689,175

Norway - 4.3%
DNB Bank ASA	476,167	9,465,032
Equinor ASA	265,640	7,122,974

		16,588,006

Republic of Korea - 2.4%
Samsung Electronics Co. Ltd.	153,320	9,202,047

Singapore - 2.5%
DBS Group Holdings Ltd.	362,140	9,663,325

Sweden - 2.2%
Atlas Copco AB, A Shares	500,019	8,445,762

Taiwan - 2.6%
Airtac International Group	149,174	5,173,907
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,982	4,895,351

		10,069,258

United Kingdom - 13.7%
Associated British Foods PLC	215,175	6,784,145
BAE Systems PLC	540,690	9,209,417
British American Tobacco PLC	225,120	6,836,292
Compass Group PLC	378,414	11,095,000
InterContinental Hotels Group PLC	46,628	4,850,542
Legal & General Group PLC	2,875,128	9,231,774
Rio Tinto PLC, ADR	85,681	5,461,307

		53,468,477

Total Common Stocks (Cost $315,519,607)		379,953,301

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (C)	9,436,440	9,436,440

Total Other Investment Company (Cost $9,436,440)		9,436,440

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (C), dated 03/28/2024, to be repurchased at $4,555,107 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $4,644,975.	$ 4,553,842	4,553,842

Total Repurchase Agreement (Cost $4,553,842)		4,553,842

Total Investments (Cost $329,509,889)		393,943,583
Net Other Assets (Liabilities) - (1.1)%		(4,299,559)

Net Assets - 100.0%		$ 389,644,024

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Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.3%	$48,429,562
Pharmaceuticals	8.3	32,651,019
Semiconductors & Semiconductor Equipment	6.9	27,352,339
Machinery	4.9	19,201,651
Oil, Gas & Consumable Fuels	4.8	19,056,591
Professional Services	4.8	18,825,504
Trading Companies & Distributors	4.7	18,374,627
Textiles, Apparel & Luxury Goods	4.3	17,000,941
Hotels, Restaurants & Leisure	4.1	15,945,542
Automobiles	3.9	15,533,908
Metals & Mining	2.6	10,065,195
Containers & Packaging	2.6	10,036,259
Broadline Retail	2.5	9,951,809
Beverages	2.5	9,778,286
Insurance	2.3	9,231,774
Aerospace & Defense	2.3	9,209,417
Technology Hardware, Storage & Peripherals	2.3	9,202,047
Construction & Engineering	2.3	9,048,004
Consumer Staples Distribution & Retail	2.1	8,272,225
Chemicals	2.1	8,186,587
Software	2.0	7,663,010
Tobacco	1.7	6,836,292
Food Products	1.7	6,784,145
Life Sciences Tools & Services	1.6	6,369,948
Building Products	1.5	6,072,761
Construction Materials	1.5	5,793,337
Health Care Equipment & Supplies	1.4	5,462,125
Electrical Equipment	1.3	5,129,926
Household Durables	1.1	4,488,470

Investments	96.4	379,953,301
Short-Term Investments	3.6	13,990,282

Total Investments	100.0%	$393,943,583

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$31,174,556	$348,778,745	$—	$379,953,301
Other Investment Company	9,436,440	—	—	9,436,440
Repurchase Agreement	—	4,553,842	—	4,553,842

Total Investments	$40,610,996	$353,332,587	$—	$393,943,583

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,571,875, collateralized by cash collateral of $9,436,440 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,742,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

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Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4